Operating and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cost Information [Abstract]
Rental Expenses Under Operating Leases [Table Text Block]
(In millions)	2014	2013	2012

Equipment for sublease	$35	$63	$148
Other rental expense	328	344	368

Rental Expenses Under Operating Leases for Next Five Years

(In millions)	2015	2016	2017	2018	2019

	$225	$193	$168	$133	$113